Earnings per Common Share - € / shares shares in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [Abstract]
Basic	[1]	€ 2.37	€ 1.00	€ 0.06
Diluted	[1]	€ 2.32	€ 0.97	€ 0.06
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		2,084.9	2,096.5	2,108.2
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions		2,125.6	2,143.2	2,170.1

[1]	Earnings were adjusted by € 479 million, € 363 million and € 349 million before tax for the coupons paid on Additional Tier 1 Notes in April 2022, April 2021 and April 2020. In accordance with IAS 33 the coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation.